SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                          RULE 24f-2 NOTICE

                                 FOR

                TOTAL RETURN U.S. TREASURY FUND, INC.

                      135 East Baltimore Street
                         Baltimore, MD 21202
  _________________________________________________________________
               (Address of principal executive offices)


          SHARES OF COMMON STOCK (par value $.001 per share)
  _________________________________________________________________
     (Title of securities with respect to which Notice is filed)

                          File No. 33-12179
                               811-5040
                  __________________________________

  The following information is required pursuant to Rule
  24f-2(b)(1)

       (i)       Period for which Notice is filed:

                 November 1, 1994 through October 31, 1995 (fiscal year)

       (ii) Number or amount of securities of the same class or series which has been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year:

                           3,602 shares*

       (iii) Number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

                           8,932,827 shares*

       (iv) Number or amount of securities sold during such period: (1)

                           3,306,049 shares




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       (v)       Number or amount of securities sold during such
                 period in reliance upon registration pursuant to Rule 24f-2: (2)

                           NONE (2) (see Schedule A attached)

  An opinion of counsel with respect to the legality of the above shares accompanies this notice.

  DATED:    December 20, 1995

                             TOTAL RETURN U.S. TREASURY FUND, INC.



                             By /s/ Joseph A. Finelli
                                Joseph A. Finelli
                                Treasurer



  _______________________

  (1)  Excludes shares issued upon reinvestment of dividends.
  (2) The actual aggregate sales price for which such securities were sold was $0. By offsetting the Fund's sales for its fiscal year ended October 31, 1995 with prior registrations of net redemptions under Rule 24e-2 as shown in (ii), (iii) and (iv) above, there were no sales pursuant to Rule 24f-2 in the fiscal year ended October 31, 1995. The actual aggregate redemption price of securities redeemed during such period by the Registrant was $87,824,419. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the registration fee with respect to securities sold is calculated as follows:
       ($0 - $87,824,419) Divided by 2,900 = $0.

       No fee is required.

  * Amounts carried forward have been reduced based on a recomputation of the number of shares permitted to be registered for the minimum filing fee of $100 for shares registered under Rule 24e-2 of the Investment Company Act of 1940, as amended. There were net redemptions in each year for which an adjustment was made and the Fund carried forward a larger number of shares than this adjustment each year. Accordingly, none of the adjusted shares was ever used.


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                TOTAL RETURN U.S. TREASURY FUND, INC.

                              SCHEDULE A


      NET REDEMPTION                      SHARES SOLD IN
      CARRY FORWARD         SHARES         RELIANCE ON           SHARES
         (SHARES)           SOLD (1)          RULE24f-2         REDEEMED (2)

        8,936,429         3,306,049              0            9,223,749


            Fee Required                  $ 0



  __________________

   (1)   726,425 Flag A Shares @ $7,023,050 and 2,579,624 ISI Shares
         @ $24,590,536 for a total of 3,306,049 shares @ $31,613,586.
   (2)   4,262,626 Flag A Shares @ $40,514,349 and 4,961,123 ISI
         Shares @ $47,310,070 for a total of 9,223,749 shares @
         $87,824,419.






























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             {LETTERHEAD OF MORGAN, LEWIS & BOCKIUS LLP}





    December 20, 1995


  Total Return U.S. Treasury Fund, Inc.
  135 East Baltimore Street
  Baltimore, MD 21202

  Re:             Rule 24f-2 Notice for
                  Total Return U.S. Treasury Fund, Inc.
                  (File Nos. 33-12179 and 811-5040)

  Gentlemen:

  Total Return U.S. Treasury Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland with its principal place of business in Baltimore, Maryland. The Fund is an open-end diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to shares of common stock, par value $.001 per share, sold by the Fund in reliance upon Rule 24f-2 during its fiscal year ended October 31, 1995, the registration of which is made definite by the filing of the attached Notice.

  We have reviewed all proceedings taken by the Fund in connection with the offer and sale of the shares of common stock, par value $.001 per share, which have been offered under Prospectuses included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act (collectively, the "Registration Statement").

  We are of the opinion that such shares of common stock, when sold and issued in return for the payment described in the Fund's
  Registration Statement, were legally issued, fully paid and non-assessable by the Fund.


  Very truly yours,



  /s/ Morgan, Lewis & Bockius LLP


  cc:  Mr. R. Alan Medaugh



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